CLAYMORE EXCHANGE-TRADED FUND TRUST 2

      Claymore S&P Global Water Index ETF
      Claymore/Zacks Country Rotation ETF
      Claymore/Clear Global Timber Index ETF
      Claymore/Robeco Developed International Equity ETF
      Claymore/SWM Canadian Energy Income Index ETF
      Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF Claymore/AlphaShares China Small Cap Index ETF
      Claymore/Zacks International Yield Hog Index ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUNDS:


Each Fund's listing exchange has changed from the American Stock Exchange ("AMEX") to the NYSE Arca, Inc. ("NYSE Arca"). All references to each Fund's listing exchange as AMEX are hereby changed to the NYSE Arca.


                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


October 27, 2008

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2

      Claymore S&P Global Water Index ETF
      Claymore/Zacks Country Rotation ETF
      Claymore/Clear Global Timber Index ETF
      Claymore/Robeco Developed International Equity ETF
      Claymore/SWM Canadian Energy Income Index ETF
      Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF Claymore/AlphaShares China Small Cap Index ETF
      Claymore/Zacks International Yield Hog Index ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE LISTED FUNDS:


Each Fund's listing exchange has changed from the American Stock Exchange ("AMEX") to the NYSE Arca, Inc. ("NYSE Arca"). All references to each Fund's listing exchange as AMEX are hereby changed to the NYSE Arca.


                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


October 27, 2008